Other Accounts Receivable and Prepaid Expenses (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) shares
Other Accounts Receivable and Prepaid Expenses (Textual)
Total payment of installments | $	$ 500
Ordinary shares | shares	19,934,355
Outstanding ordinary shares, percentage	16.60%